ORGANIZATION (Details Narrative)							1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2022 EUR (€)	Jun. 10, 2022 EUR (€)	Dec. 02, 2021	Oct. 31, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 GBP (£)	Feb. 17, 2022 GBP (£) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional Fees | $								$ 123,953	$ 168,009		$ 88,767
Royalty rate					5.00%	5.00%
Debt Instrument, Fee							20,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares							160,000,000
Royalty Rate Payable Percentage							5.00%
Proceeds from service awarded	€ 20,000	€ 50,000							$ 20,744	€ 20,000
ARiCON, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage								51.00%	51.00%	51.00%	51.00%
License Of Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Fee			20,000				27,247
License One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense							£ 5,000
License Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense							3,000
License Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense							£ 1,000
License Agreement Terms [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Professional Fees				$ 55,713	$ 79,256	£ 54,807
Long-Term Purchase Commitment, Amount						20,000
License Agreement Terms [Member] | Patents [Member] | Americas [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite lived intangible assets translation						10,000
License Agreement Terms [Member] | Patents [Member] | European Union [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Finite lived intangible assets translation						10,000
License Agreement Terms [Member] | License [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						50,000
License Agreement Terms [Member] | License [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues						£ 1,000,000